STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

August 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Banks - 8.8%
Associated Banc-Corp	111,700		2,303,254
Bank of America	91,000		3,799,250
Citizens Financial Group	89,200		3,906,068
Comerica	53,550		3,957,881
JPMorgan Chase & Co.	200,755		32,110,762
KeyCorp	390,750		7,940,040
New York Community Bancorp	183,050		2,291,786
Regions Financial	1,321,708		27,002,494
The PNC Financial Services Group	25,500		4,873,050
			88,184,585
Capital Goods - 4.6%
3M	57,850		11,265,709
Caterpillar	43,800		9,236,106
Cummins	15,600		3,681,288
Emerson Electric	72,600		7,659,300
Johnson Controls International	29,550		2,210,340
Lockheed Martin	24,650		8,869,070
PACCAR	11,050		904,664
Trane Technologies	12,950		2,570,575
			46,397,052
Consumer Durables & Apparel - 1.6%
Leggett & Platt	107,250		5,189,827
Newell Brands	426,700		10,842,447
			16,032,274
Consumer Services - .2%
Darden Restaurants	13,250		1,996,113
Diversified Financials - 5.0%
Apollo Global Management	21,950	[a]	1,312,171
BlackRock	5,800		5,471,082
Discover Financial Services	15,900		2,038,698
Invesco	58,650		1,485,018
Morgan Stanley	151,150		15,784,594
Synchrony Financial	154,200		7,671,450
T. Rowe Price Group	26,150		5,854,200
The Goldman Sachs Group	26,100		10,792,611
			50,409,824
Energy - 4.9%
ConocoPhillips	53,550		2,973,632
Devon Energy	594,550		17,568,952

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Energy - 4.9% (continued)
DT Midstream	2,850		132,440
EOG Resources	60,900		4,111,968
Exxon Mobil	150,110		8,183,997
Kinder Morgan	86,450		1,406,542
The Williams Companies	349,150		8,620,513
Valero Energy	93,300		6,186,723
			49,184,767
Food & Staples Retailing - .2%
Sysco	24,450		1,947,443
Food, Beverage & Tobacco - 7.9%
Altria Group	566,620		28,461,323
General Mills	206,550		11,940,655
Philip Morris International	326,640		33,643,920
The Coca-Cola Company	80,350		4,524,509
The Kraft Heinz Company	17,150		617,229
			79,187,636
Health Care Equipment & Services - .5%
CVS Health	59,500		5,140,205
Household & Personal Products - .7%
The Procter & Gamble Company	51,950		7,397,160
Insurance - .4%
MetLife	18,150		1,125,300
Prudential Financial	22,055		2,335,183
			3,460,483
Materials - 3.0%
Dow	115,000		7,233,500
Freeport-McMoRan	304,400		11,077,116
International Paper	39,500		2,373,555
LyondellBasell Industries, Cl. A	87,350		8,765,572
			29,449,743
Media & Entertainment - 6.9%
Alphabet, Cl. A	7,950	[b]	23,006,902
Alphabet, Cl. C	7,500	[b]	21,819,300
Facebook, Cl. A	45,400	[b]	17,223,852
Netflix	12,400	[b]	7,057,956
			69,108,010
Pharmaceuticals Biotechnology & Life Sciences - 9.8%
AbbVie	252,930		30,548,885
Amgen	10,450		2,356,789
Bristol-Myers Squibb	415,350		27,770,301
Charles River Laboratories International	2,550	[b]	1,131,843
Eli Lilly & Co.	20,750		5,359,517
Johnson & Johnson	61,050		10,569,586
Merck & Co.	160,060		12,210,977

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.8% (continued)
Organon & Co.	16,006		542,443
Pfizer	155,757		7,175,725
			97,666,066
Real Estate - 1.8%
Brandywine Realty Trust	35,400	[c]	491,352
Iron Mountain	108,650	[a,c]	5,188,038
Medical Properties Trust	226,900	[c]	4,646,912
Omega Healthcare Investors	89,950	[c]	3,016,024
Public Storage	7,800	[c]	2,524,158
Spirit Realty Capital	45,500	[c]	2,355,535
			18,222,019
Retailing - 6.2%
Amazon.com	11,500	[b]	39,914,085
Best Buy	16,750		1,951,543
Kohl's	42,600		2,445,240
Lowe's	11,550		2,354,930
Target	45,950		11,348,731
The Home Depot	13,100		4,272,958
			62,287,487
Semiconductors & Semiconductor Equipment - 10.3%
Applied Materials	162,500		21,958,625
Broadcom	63,050		31,349,090
NVIDIA	118,600		26,548,610
Qualcomm	137,000		20,096,530
Texas Instruments	15,050		2,873,196
			102,826,051
Software & Services - 6.8%
Microsoft	210,435		63,526,118
Paychex	5,550		635,309
The Western Union Company	192,050		4,155,962
			68,317,389
Technology Hardware & Equipment - 9.6%
Apple	425,680		64,630,994
Cisco Systems	73,150		4,317,313
Corning	166,100		6,642,339
Hewlett Packard Enterprise	283,000		4,375,180
HP	64,200		1,909,308
NetApp	30,550		2,716,812
Seagate Technology Holdings	133,900		11,728,301
			96,320,247
Telecommunication Services - 6.1%
AT&T	1,117,610		30,644,866

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.8% (continued)
Telecommunication Services - 6.1% (continued)
Verizon Communications		543,820		29,910,100
				60,554,966
Transportation - 2.5%
Ryder System		8,900		707,461
Union Pacific		11,200		2,428,608
United Parcel Service, Cl. B		112,670		22,041,632
				25,177,701
Utilities - 2.0%
American Electric Power		28,000		2,507,960
DTE Energy		5,700		685,938
Duke Energy		23,100		2,417,646
Exelon		43,200		2,117,664
OGE Energy		137,017		4,851,772
Pinnacle West Capital		25,850		1,987,865
The Southern Company		75,200		4,942,896
				19,511,741
Total Common Stocks (cost $669,340,235)				998,778,962
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,294,123)	0.06	1,294,123	[d]	1,294,123
Total Investments (cost $670,634,358)		99.9%		1,000,073,085
Cash and Receivables (Net)		.1%		917,506
Net Assets		100.0%		1,000,990,591

a Security, or portion thereof, on loan. At August 31, 2021, the value of the fund’s securities on loan was $6,435,153 and the value of the collateral was $6,530,499, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

August 31, 2021 (Unaudited)

The following is a summary of the inputs used as of August 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	998,778,962	-	-	998,778,962
Investment Companies	1,294,123	-	-	1,294,123

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2021, accumulated net unrealized appreciation on investments was $329,438,727, consisting of $341,388,143 gross unrealized appreciation and $11,949,416 gross unrealized depreciation.

At August 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.